Patent Rights and Applications	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Patent Rights And Applications
Note 4 - Patent Rights and Applications

The Company amortizes its patent rights and applications on a straight line basis over the expected useful technological or economic life of the patents, which is typically 17 years from the legal approval of the patent applications. As of January 1, 2013, the Company has elected to expense all of their patent rights and application costs due to difficulties associated with having to prove the value of their future economic benefits. All patent applications are currently pending and the Company has no patents that have yet been approved. It is the Company’s policy that it performs reviews of the carrying value of its patent rights and applications on an annual basis. During the years ended December 31, 2012 and 2011, the Company performed reviews of the carrying value of its patent rights and applications and, as a result, the Company wrote off a total book value of $31,774 and $14,817, respectively, in patent rights and applications related to discontinued pursuit of international patents, and due to the uncertainty of deriving a future economic benefit from our patents.

	December 31,	December 31,
	2012	2011

Patent rights and applications	$-	$7,058
Less: accumulated amortization	-	-
	$-	$7,058

The Company amortizes its patent rights and applications on a straight line basis over the expected useful technological or economic life of the patents, which is typically 17 years from the legal approval of the patent applications. All patent applications are currently pending and the Company has no patents that have yet been approved. It is the Company’s policy that it performs reviews of the carrying value of its patent rights and applications on an annual basis. During the years ended December 31, 2012 and 2011, the Company performed reviews of the carrying value of its patent rights and applications and, as a result, the Company wrote off a total book value of $31,774 and $14,817, respectively, in patent rights and applications related to discontinued pursuit of international patents, and due to the uncertainty of deriving a future economic benefit from our patents.